UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149
                                                811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series

Merrill Lynch Government Fund

Merrill Lynch Institutional Fund

Merrill Lynch Institutional Tax-Exempt Fund

Merrill Lynch Premier Institutional Fund

Merrill Lynch Select Institutional Fund

Merrill Lynch Treasury Fund

 Master Institutional Money Market LLC

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Merrill Lynch Premier Institutional Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

JULY 31, 2008
(Unaudited)

Merrill Lynch Premier Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value

$26,363,469,617	Merrill Lynch Premier Institutional Portfolio	$26,363,469,617
Total Money Market Funds	26,363,469,617
Total Investments — 100.1%	26,363,469,617
Liabilities in Excess of Other Assets — (0.1%)	(14,548,814)
Net Assets — 100.0%	$26,348,920,803

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$26,363,469,617
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$26,363,469,617
===============================================================================

JULY 31, 2008
(Unaudited)

Merrill Lynch Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value

$25,906,093,298	Merrill Lynch Institutional Portfolio	$25,906,093,298
Total Money Market Funds	25,906,093,298
Total Investments — 100.0%	25,906,093,298
Liabilities in Excess of Other Assets — (0.0%)	(3,547,801)
Net Assets — 100.0%	$25,902,545,497

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$25,906,093,298
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$25,906,093,298
===============================================================================

JULY 31, 2008
(Unaudited)

Merrill Lynch Select Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value

$2,260,227,505	Merrill Lynch Institutional Portfolio	$2,260,227,505
Total Money Market Funds	2,260,227,505
Total Investments — 100.2%	2,260,227,505
Liabilities in Excess of Other Assets — (0.2%)	(3,681,712)
Net Assets — 100.0%	$2,256,545,793

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$2,260,227,505
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$2,260,227,505
===============================================================================

JULY 31, 2008
(Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 53.0%
Federal Farm Credit Banks	$25,000,000	3.30%	08/11/08	$24,991,641
Federal Home Loan Banks
	55,000,000	3.75%	08/15/08	55,030,766
	100,000,000	2.58%	09/17/08	100,041,279
	12,000,000	4.38%	11/13/08	12,071,246
	41,000,000	3.63%	11/14/08	41,160,872
	75,000,000	2.25%	02/13/09	74,899,792
	55,200,000	2.56%	02/13/09	55,200,000
	51,900,000	5.00%	02/20/09	52,664,376
	50,000,000	5.25%	03/13/09	50,884,318
Federal Home Loan Banks D/N
	100,000,000	2.14%	08/15/08	99,916,778
	175,000,000	2.26%	10/17/08	175,008,100
Federal Home Loan Mortgage Corp.
	125,000,000	5.13%	08/14/08	125,125,415
	16,354,000	4.63%	08/15/08	16,357,517
	105,868,000	3.63%	09/15/08	105,910,879
	150,000,000	5.00%	09/16/08	150,480,155
	40,000,000	2.48%	12/19/08	39,614,222
	41,100,000	4.63%	12/19/08	41,463,378
	25,000,000	4.75%	03/05/09	25,353,296
Federal Home Loan Mortgage Corp. D/N
	131,900,000	2.13%	08/11/08	131,821,959
	50,000,000	2.13%	08/18/08	49,949,779
	100,000,000	2.10%	08/29/08	99,836,667
	50,000,000	2.10%	09/08/08	49,889,167
	100,000,000	2.39%	09/15/08	99,701,250
	50,000,000	2.16%	09/25/08	49,835,000
	125,000,000	2.18%	09/25/08	124,583,681
	100,000,000	2.38%	09/29/08	99,609,944
	100,000,000	2.28%	11/05/08	99,393,333
	63,000,000	2.28%	11/10/08	62,597,010
	45,000,000	2.40%	12/08/08	44,613,806
	50,000,000	2.65%	12/22/08	49,473,681
	75,000,000	2.58%	12/29/08	74,193,750
Federal National Mortgage Association
	97,860,000	5.13%	09/02/08	98,094,468
	69,368,000	5.00%	09/15/08	69,583,054
	10,000,000	3.25%	02/15/09	10,049,945
Federal National Mortgage Association D/N
	100,000,000	2.12%	08/06/08	99,970,556
	150,000,000	2.08%	08/13/08	149,896,000
	110,000,000	2.08%	09/05/08	109,777,556
	100,000,000	2.35%	09/10/08	99,738,889
	41,577,000	2.15%	09/17/08	41,460,296
	100,000,000	2.44%	09/17/08	99,681,444
	216,000,000	2.38%	10/20/08	214,857,600
	136,000,000	2.41%	10/20/08	135,271,644
	25,000,000	2.38%	10/27/08	24,856,510

U.S. Government Agency Issues (continued)
	$100,000,000	2.51%	11/24/08	$99,198,194
	49,910,000	2.52%	11/24/08	49,508,224
	30,000,000	2.53%	12/10/08	29,723,808
	125,000,000	2.60%	12/17/08	123,754,167
Total U.S. Government Agency Issues (Cost $3,737,095,412)				3,737,095,412

U.S. Government Agency Issues — Variable Rate — 22.9%
Federal Farm Credit Banks
	50,000,000	2.34%	08/27/08	50,000,000
	150,000,000	2.06%	01/09/09	149,993,468
	175,000,000	2.05%	09/15/09	174,990,552
	150,000,000	2.06%	11/16/09	150,000,000
Federal Home Loan Banks
	200,000,000	2.66%	09/17/08	199,992,538
	50,000,000	2.52%	11/14/08	49,997,003
	250,000,000	2.60%	02/11/09	250,015,179
	250,000,000	2.06%	03/04/09	250,000,000
	50,000,000	2.47%	06/04/09	49,980,891
	100,000,000	2.61%	07/14/09	100,017,922
Federal Home Loan Mortgage Corp.
	118,125,000	2.67%	09/25/09	118,085,030
	68,830,000	2.39%	09/28/09	68,810,229
Total U.S. Government Agency Issues — Variable Rate (Cost $1,611,882,812)				1,611,882,812

Face Amount	Issue	Value

Repurchase Agreements — 24.1%
$300,000,000	Bank of America, purchased on 07/31/08 to yield 2.19% to 08/01/08 collateralized by federal obligations with an aggregate value of $306,000,000.	300,000,000
400,000,000	Barclays Capital Inc., purchased on 07/31/08 to yield 2.18% to 08/01/08 collateralized by federal obligations with an aggregate value of $408,000,000.	400,000,000
200,000,000	Barclays Capital Inc., purchased on 05/08/08 to yield 2.05% to 08/08/08 collateralized by federal obligations with an aggregate value of $204,000,000.	200,000,000
263,000,000	Credit Suisse Securities (USA), purchased on 07/31/08 to yield 2.20% to 08/01/08 collateralized by federal obligations with an aggregate value of $268,260,000.	263,000,000
50,000,000	Deutsche Bank Securities Inc., purchased on 07/31/08 to yield 2.20% to 08/01/08 collateralized by federal obligations with an aggregate value of $51,000,000.	50,000,000
200,000,000	Greenwich Capital Markets Inc., purchased on 07/31/08 to yield 2.20% to 08/01/08 collateralized by federal obligations with an aggregate value of $204,000,000.	200,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JULY 31, 2008
(Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Face Amount	Issue	Value

Repurchase Agreements (continued)
$113,982,000	Morgan Stanley & Co. Inc., purchased on 07/31/08 to yield 2.16% to 08/01/08 collateralized by corporate obligations with an aggregate value of $116,261,640.	$113,982,000
175,000,000	UBS Securities LLC, purchased on 07/31/08 to yield 2.20% to 08/01/08 collateralized by federal obligations with an aggregate value of $178,500,000.	175,000,000

Total Repurchase Agreements (Cost $1,701,982,000)	1,701,982,000
Total Investments In Securities — 100.0% (Cost $7,050,960,224)	$7,050,960,224

Note — Costs for federal income tax purposes is $7,050,960,224.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$7,050,960,224
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$7,050,960,224
===============================================================================

JULY 31, 2008
(Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Issues — 100.0%
U.S. Treasury Bills
	$231,804,000	1.14%	08/07/08	$231,759,957
	50,000,000	1.20%	08/07/08	49,990,000
	50,000,000	1.21%	08/07/08	49,989,917
	40,000,000	1.30%	08/07/08	39,991,333
	25,919,000	1.40%	08/07/08	25,912,952
	100,000,000	1.42%	08/07/08	99,976,417
	50,000,000	1.44%	08/07/08	49,988,021
	44,596,000	1.48%	08/07/08	44,585,000
	50,000,000	1.56%	08/07/08	49,987,000
	160,000,000	1.60%	08/07/08	159,957,333
	4,764,000	1.76%	08/07/08	4,762,603
	186,833,000	1.80%	08/07/08	186,776,950
	30,000,000	1.81%	08/07/08	29,990,972
	18,400,000	1.82%	08/07/08	18,394,434
	210,000,000	1.85%	08/07/08	209,935,425
	375,000,000	1.87%	08/07/08	374,883,125
	300,000,000	1.14%	08/14/08	299,876,500
	50,000,000	1.15%	08/14/08	49,979,236
	420,000,000	1.30%	08/14/08	419,802,833
	203,000,000	1.37%	08/14/08	202,899,691
	50,000,000	1.39%	08/14/08	49,974,975
	100,000,000	1.40%	08/14/08	99,949,444
	185,000,000	1.46%	08/14/08	184,902,464
	70,000,000	1.51%	08/14/08	69,961,831
	140,000,000	1.80%	08/14/08	139,909,000
	300,000,000	1.43%	08/21/08	299,761,667
	118,000,000	1.44%	08/21/08	117,905,600
	2,693,000	1.66%	08/21/08	2,690,516
	10,308,000	1.68%	08/21/08	10,298,408
	250,000,000	1.68%	08/28/08	249,685,938
	500,000,000	1.69%	08/28/08	499,367,186
	400,822,000	1.70%	08/28/08	400,310,952
	50,000,000	1.12%	09/04/08	49,947,111
	70,000,000	1.55%	09/04/08	69,897,495
	50,000,000	1.78%	09/04/08	49,916,181
	24,376,000	1.80%	09/04/08	24,334,561
	580,000,000	1.86%	09/04/08	578,981,425
	125,000,000	1.87%	09/04/08	124,779,555
	195,000,000	1.55%	09/11/08	194,655,771

U.S. Government Issues (continued)
	$682,000,000	1.83%	09/11/08	$680,579,567
	125,000,000	1.84%	09/11/08	124,738,767
	33,000,000	1.36%	09/25/08	32,931,685
	135,000,000	1.83%	09/25/08	134,622,562
	410,000,000	1.83%	10/02/08	408,707,817
	200,000,000	1.89%	10/02/08	199,350,722
	100,000,000	1.85%	10/09/08	99,645,417
	377,000,000	1.86%	10/09/08	375,657,806
	394,000,000	1.56%	10/23/08	392,584,622
	100,000,000	1.64%	10/30/08	99,589,313
	100,000,000	1.69%	10/30/08	99,578,750
	64,000,000	1.72%	10/30/08	63,724,800
	40,000,000	1.94%	12/04/08	39,730,417
	82,000,000	2.25%	12/26/08	81,246,625
	35,000,000	2.07%	01/02/09	34,690,824
	35,000,000	2.13%	01/02/09	34,681,840
	620,000	1.97%	01/08/09	614,572
	43,000,000	2.03%	01/08/09	42,611,280
	44,000,000	2.07%	01/08/09	43,595,200
	100,000,000	1.79%	01/15/09	99,169,639
	50,000,000	1.80%	01/15/09	49,582,500
	94,376,000	1.81%	01/15/09	93,583,582
	100,000,000	1.91%	01/15/09	99,116,292
	65,000,000	1.92%	01/15/09	64,422,574
	74,000,000	1.92%	01/22/09	73,315,068
	13,000,000	1.96%	01/22/09	12,877,161
	48,000,000	1.89%	01/29/09	47,543,880
	48,000,000	1.90%	01/29/09	47,541,467

Total U.S. Government Issues (Cost $9,392,704,528)	9,392,704,528
Total Investments In Securities — 100.0% (Cost $9,392,704,528)	$9,392,704,528

Note — Costs for federal income tax purposes is $9,392,704,528.

*	U.S Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$9,392,704,528
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$9,392,704,528
===============================================================================

JULY 31, 2008
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Money Market Funds	Value

$19,462,134,775	Merrill Lynch Institutional Tax-Exempt Portfolio	$19,462,134,775
Total Money Market Funds	19,462,134,775
Total Investments — 100.0%	19,462,134,775
Liabilities in Excess of Other Assets — (0.0%)	(955,562)
Net Assets — 100.0%	$19,461,179,213

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

o	Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	o	Level 1 - price quotations in active markets/exchanges for identical securities

	o	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	o	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------------------------------------
	Valuation	Investment in
	Inputs	Securities
--------------------------------------------------------------------------------------------------------------
	Level 1	--
	Level 2	$19,462,134,775
	Level 3	--
--------------------------------------------------------------------------------------------------------------
	Total	$19,462,134,775
===============================================================================

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:

____________________________

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

____________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008

By:

____________________________

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: November18, 2008